Debt - Summary of Debt and Revolving Credit Facility Cash Flows from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt	$ 120	$ 310	$ 4,436
Repayments of long-term debt and revolving credit facilities	(268)	(450)	$ (2,833)
Long-term Debt [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt	0	0
Repayments of long-term debt and revolving credit facilities	(10)	(25)
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt	0	0
Repayments of long-term debt and revolving credit facilities	(5)	(10)
Caesars Entertainment Resort Properties [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt	0	0
Repayments of long-term debt and revolving credit facilities	(25)	(25)
Caesars Entertainment Resort Properties [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt	105	230
Repayments of long-term debt and revolving credit facilities	(145)	(330)
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Term Loan [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt	0	0
Repayments of long-term debt and revolving credit facilities	(12)	(12)
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Revolving Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt	15	80
Repayments of long-term debt and revolving credit facilities	(60)	(35)
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Horseshoe Baltimore Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt	0	0
Repayments of long-term debt and revolving credit facilities	(3)	0
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Horseshoe Baltimore FF&E Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt	0	0
Repayments of long-term debt and revolving credit facilities	(5)	(3)
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Cromwell Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt	0	0
Repayments of long-term debt and revolving credit facilities	$ (3)	$ (10)